Derivative Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	September 30, 2012	December 31, 2011	Balance Sheet Location	September 30, 2012	December 31, 2011
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$33,992	$9,383
Interest rate cap agreements	Prepaid expenses and other	28	—	Accrued expenses and other	—	—
Interest rate cap agreements	Other non-current assets	—	1,592	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	753	1,055	Accrued expenses and other	1,875	581
Total derivatives		$781	$2,647		$35,867	$9,964

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
		December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
		Successor	Predecessor		Successor	Predecessor
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$9,383	$—
Interest rate cap agreements	Other non-current assets	1,592	—	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	1,055	364	Accrued expenses and other	581	3,425
Derivatives designated as hedging instruments

Interest rate swap agreements	Prepaid expenses and other	—	—	Accrued expenses and other	—	1,677
Total derivatives		$2,647	$364		$9,964	$5,102

Interest Rate Swap [Member]
Derivative [Line Items]
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our condensed consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the condensed consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Loss recognized in OCI	$—	$(52)	$—	$(1,512)
Loss reclassified from OCI to interest expense	$—	$(396)	$—	$(1,509)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Loss recognized in OCI	$—	$(1,627)	$(1,780)	$(4,133)
Loss reclassified from OCI to interest expense	$—	$(2,717)	$(6,185)	$(7,244)

Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes the amount of gain (loss) on derivatives not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the condensed consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Interest rate swap agreements	$(6,313)	$—	$(24,610)	$—
Interest rate cap agreements	(118)	—	(1,563)	—
Foreign currency exchange contracts	(2,148)	1,082	(2,300)	(1,933)
	$(8,579)	$1,082	$(28,473)	$(1,933)

The following table summarizes the amount of gain (loss) on derivative not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Interest rate swap agreements	$(9,383)	$—	$—	$—
Interest rate cap agreements	(558)	—	—	—
Foreign currency exchange contracts	468	(2,909)	269	(8,206)
	$(9,473)	$(2,909)	$269	$(8,206)

Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following chart summarizes these agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

The following chart summarizes these new agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

Derivatives Designated as Hedging Instruments [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following chart summarizes interest rate hedge transactions effective as of December 31, 2010 (dollars in thousands):

Accounting Method	Effective Dates	Original Notional Amount	Notional Amount at December 31, 2010	Fixed Interest Rate	Current Status
			(Predecessor)
Hypothetical	12/31/10-12/31/11	$25,000	$25,000	0.680%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.775%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.760%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.750%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.637%	Matured
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.680%	Matured
Hypothetical	06/30/08-06/30/11	$100,000	$21,000	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.890%	Matured
Hypothetical	09/30/08-03/31/11	$40,000	$11,000	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.774%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.785%	Matured